PREMISES AND EQUIPMENT AND LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
PREMISES AND EQUIPMENT AND LEASE COMMITMENTS
NOTE 15: PREMISES AND EQUIPMENT AND LEASE COMMITMENTS

Premises and equipment at December 31, comprised:

	2014	2015
	(EUR in millions)
Land	506	562
Buildings	1,226	1,162
Leasehold improvements	159	161
Furniture, fittings, machinery and vehicles	976	863
Total, at cost	2,867	2,748
Less: accumulated depreciation and impairment	(1,244)	(1,315)
Net book value	1,623	1,433
Certain Group premises and equipment are leased under various operating leases. Rental expense amounted to EUR 57 million, EUR 53 million and EUR 52 million for the years ended December 31, 2013, 2014 and 2015, respectively.

Future minimum lease commitments under non-cancellable operating leases are presented below. The Group did not enter into any material capital leases.

Operating Leases
(EUR in millions)
2016	32
2017	26
2018	23
2019	19
2020	18
Thereafter	35
Total minimum lease payments	153